FEDERATED WORLD INVESTMENT SERIES, INC.

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 1, 2010

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED WORLD INVESTMENT SERIES, INC. (the “Registrant”)
Federated International High Income Fund
Class A Shares
Class B Shares
Class C Shares
Class F Shares
Federated International Small-Mid Company Fund
Class A Shares
Class B Shares
Class C Shares
Institutional Shares
Federated International Leaders Fund
Class A Shares
Class B Shares
Class C Shares
1933 Act File No. 33/52149
1940 Act File No. 811-7141

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2010, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 44 on January 29, 2010.

If you have any questions regarding this certification, please contact Sheryl L. McCall at (412) 288-7420.

Very truly yours,

/s/ Todd P. Zerega
Todd P. Zerega
Assistant Secretary

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